TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Tax payable	$ 311,872	$ 239,580
Taxes [Member]
Tax payable	311,872	239,580
Change in tax payable, amount	$ 72,292
Change in tax payable, percentage	30.00%
Federal Tax Payable [Member] | Taxes [Member]
Tax payable	$ 124,749	96,729
Change in tax payable, amount	$ 28,020
Change in tax payable, percentage	29.00%
State Tax Payable [Member] | Taxes [Member]
Tax payable	$ 186,933	142,698
Change in tax payable, amount	$ 44,235
Change in tax payable, percentage	31.00%
Municipal Tax Payable [Member] | Taxes [Member]
Tax payable	$ 190	$ 153
Change in tax payable, amount	$ 37
Change in tax payable, percentage	24.00%